Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues
Management income		$ 427
Total revenues	30,272	29,101
Operating Expenses
Property taxes	7,178	6,885
Property operating expense	1,985	2,947
Depreciation and amortization	8,512	8,248
General and administrative	13,160	8,535
Professional fees	1,724	2,690
Organizational, offering and other costs	2,862	5,592
Impairment	8,982
Total operating expenses	60,504	34,897
Other
Interest expense, net	(13,910)	(12,912)
Gain (loss) on sale of real estate	660	(52)
Other income, net	1,179	106
Change in fair value of Earn-out Liability	4,065
PPP loan forgiveness		328
Total other, net	(8,006)	(12,530)
Net loss	(38,238)	(18,326)
Net loss attributable to non-controlling interest	(13,115)	(10,207)
Net loss attributable to stockholders	(25,123)	(8,119)
Net loss attributable to common stockholders	$ (32,475)	$ (11,119)
Basic and diluted loss per weighted average common share:
Net loss per share attributable to stockholders - basic	$ (2.45)	$ (0.85)
Net loss per share attributable to stockholders - diluted	$ (2.45)	$ (0.85)
Weighted average common shares outstanding, basic	13,244,388	13,089,848
Weighted average common shares outstanding, diluted	13,244,388	13,089,848
Series 2 Preferred Stock [Member]
Operating Expenses
Preferred Series 2 - issuance expense	$ 16,101
Other
Preferred stock distributions declared	(4,600)
Series A Preferred Stock [Member]
Other
Preferred stock distributions declared	(197)	(216)
Series 1 Preferred Stock [Member]
Other
Preferred stock distributions declared	(2,555)	(2,784)
Base Rent Income [Member]
Revenues
Percentage rental income	8,165	8,345
Percentage Rent Income [Member]
Revenues
Percentage rental income	$ 22,107	$ 20,329